RELATED PARTIES - Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income
Interest income	$ 28,919,404	$ 19,403,032	$ 12,791,409
Fee income and commissions	4,356,336	3,874,439	3,795,929
Expenses
Fee expenses and commissions	(1,003,813)	(970,676)	(731,742)
Other expenses	(8,346,454)	(7,409,783)	(6,790,056)
Individuals with Control Over Entity [Member]
Income
Interest income	550	501	294
Fee income and commissions	4	3	4
Other income	3	5	7
Expenses
Finance expenses	(4,412)	(2,458)	(857)
Fee expenses and commissions	(4)	(4)	(4)
Operating expenses	(706)	(905)	(308)
Other expenses	(11)	(8)	(3)
Key management personnel of entity or parent [member]
Income
Interest income	611	578	439
Fee income and commissions	25	69	51
Other income	14	6	14
Expenses
Finance expenses	(3,581)	(2,253)	(391)
Fee expenses and commissions	(2,801)	(2,153)	(1,862)
Operating expenses	(15,735)	(11,277)	(9,829)
Other expenses	(8)	(3,190)	(2,868)
Associates [member]
Income
Interest income	92,029	45,585	18,333
Fee income and commissions	28,853	29,161	30,417
Leases	1,574	1,499	1,459
Other income	480,565	510,803	340,583
Expenses
Finance expenses	(10,337)	(13,370)	(1,034)
Fee expenses and commissions	(91,646)	(59,554)	(39,278)
Operating expenses	(408)	(502)	(327)
Other expenses	(173,899)	(213,080)	(84,328)
Entities controlled by individuals [Member]
Income
Interest income	618,120	342,962	60,964
Fee income and commissions	157,205	169,629	120,642
Leases	76		81
Other income	30,809	28,818	15,867
Expenses
Finance expenses	(80,165)	(119,330)	(31,879)
Fee expenses and commissions	(4,044)	(5,028)	(1,466)
Operating expenses	(5,517)	(3,181)	(2,648)
Other expenses	(100,632)	(98,920)	(49,364)
Entities with joint control or significant influence over entity [member]
Income
Interest income	24,009	20,418	11,224
Fee income and commissions	33	6	6
Other income	51	36	20
Expenses
Finance expenses	(281)	(211)	(127)
Fee expenses and commissions	$ (171)	(400)	$ (338)
Other expenses		$ (35)